PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 97.3%
Australia 1.0%
Transurban Group, UTS	765,174	$6,771,656
Canada 7.0%
BCE, Inc.	310,182	7,235,192
Canadian National Railway Co.	73,620	6,879,789
Enbridge, Inc.	552,390	25,016,218
Pembina Pipeline Corp.	288,713	10,730,889
		49,862,088
France 12.4%
AXA SA	943,420	45,821,160
Cie Generale des Etablissements Michelin SCA	476,521	16,952,953
Orange SA	967,107	14,710,743
Vinci SA	84,298	11,709,741
		89,194,597
Italy 3.8%
Enel SpA	3,119,003	27,504,283
South Korea 0.7%
Samsung Electronics Co. Ltd.	101,653	5,180,641
Switzerland 4.5%
Zurich Insurance Group AG	47,138	32,153,144
United Kingdom 8.2%
AstraZeneca PLC, ADR	221,970	16,223,787
National Grid PLC	2,266,921	31,854,966
Unilever PLC	186,891	10,843,503
		58,922,256
United States 59.7%
AbbVie, Inc.	164,027	31,004,384
Air Products & Chemicals, Inc.	16,838	4,847,323
Amgen, Inc.	36,107	10,655,176
Apple, Inc.	76,722	15,925,186
Broadcom, Inc.	91,189	26,782,209
Camden Property Trust, REIT	43,898	4,793,662
Caterpillar, Inc.	45,815	20,067,886
Corning, Inc.	239,889	15,170,580
Darden Restaurants, Inc.	19,417	3,915,826
Gaming & Leisure Properties, Inc., REIT	365,594	16,663,775
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^(x)	100,000	40,850
International Business Machines Corp.	53,872	13,637,697
JPMorgan Chase & Co.	118,460	35,092,590
Lam Research Corp.	156,595	14,851,470
Lincoln National Corp.	163,368	6,225,954
Linde PLC	12,053	5,547,514
McDonald’s Corp.	20,511	6,154,736
MetLife, Inc.	275,556	20,928,478
Microsoft Corp.	26,329	14,046,522
NextEra Energy, Inc.	48,344	3,435,325
PepsiCo, Inc.	40,719	5,615,964
PNC Financial Services Group, Inc. (The)	68,768	13,084,487
Procter & Gamble Co. (The)	32,518	4,892,983
Prologis, Inc., REIT	197,769	21,117,774

PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Republic Services, Inc.	58,349	$13,458,197
Sanofi SA	157,118	14,104,601
Schneider Electric SE	21,990	5,690,867
Shell PLC, ADR	289,257	20,887,248
Texas Instruments, Inc.	73,866	13,374,178
Union Pacific Corp.	45,190	10,030,824
Walmart, Inc.	204,152	20,002,813
Williams Cos., Inc. (The)	275,207	16,498,660
		428,545,739

Total Common Stocks (cost $462,120,941)		698,134,404
Preferred Stocks 2.0%
United States
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	46,741	3,304,589
PG&E Corp. , CVT, 6.000%, Series A, Maturing 12/01/27	279,165	10,611,061

Total Preferred Stocks (cost $16,524,465)		13,915,650

Total Long-Term Investments (cost $478,645,406)		712,050,054
Short-Term Investment 0.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $35,099)(wb)	35,099	35,099

TOTAL INVESTMENTS 99.3% (cost $478,680,505)		712,085,153
Other assets in excess of liabilities 0.7%		5,267,586

Net Assets 100.0%		$717,352,739

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,850 and 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^	12/14/07	$2,000,000	$40,850	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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